Pioneer Solutions- Balanced Fund
Schedule of Investments  |  October 31, 2022

A: PIALX	C: PIDCX	R: BALRX	Y: IMOYX

Schedule of Investments  |  10/31/22
(unaudited)
Shares		Value
	SHORT TERM INVESTMENTS — 0.4% of Net Assets
	Open-End Fund — 0.4%
1,597,580(a)	Dreyfus Government Cash Management, Institutional Shares, 2.91%	$ 1,597,580
		$1,597,580
	TOTAL SHORT TERM INVESTMENTS (Cost $1,597,580)	$1,597,580
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 0.4% (Cost $1,597,580)	$1,597,580
		Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income
	Affiliated Issuers — 99.6%*
	Mutual Funds — 99.6% of Net Assets
3,362,576	Pioneer Bond Fund Class K	$(1,732,999)	$(566,298)	$—	$163,273	$ 26,530,727
303,326	Pioneer Core Equity Fund Class K	(41,052)	(258,648)	—	—	5,763,185
522,615	Pioneer Disciplined Value Fund Class Y	(17,930)	(189,157)	—	—	7,546,557
207,103	Pioneer Equity Income Fund Class K	(19,715)	(250,890)	—	39,140	7,461,912
4,857,775	Pioneer Flexible Opportunities Fund Class K	(2,166,936)	(53,994)	—	196,764	55,135,751
171,723	Pioneer Fund Class K	(29,635)	(417,905)	—	11,994	5,280,496
183,541	Pioneer Fundamental Growth Fund Class K	(30,489)	(251,375)	—	—	4,665,622
4,531,920	Pioneer Global Sustainable Equity Fund Class K	(51,044)	(1,707,472)	—	—	70,244,754
1Pioneer Solutions- Balanced Fund |  | 10/31/22

Shares		Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Value
	Mutual Funds — (continued)
1,365,801	Pioneer International Equity Fund Class Y	$(769,831)	$(1,542,355)	$—	$—	$ 27,124,811
9,919,569	Pioneer Multi-Asset Income Fund Class K	(481,219)	(1,939,325)	—	1,566,650	109,512,038
3,550,100	Pioneer Multi-Asset Ultrashort Income Fund Class K	(83,505)	(184,459)	—	369,820	33,690,451
987,122	Pioneer Short-Term Income Fund Class K	—	(5,227)	—	6,678	8,568,220
411,786	Pioneer Strategic Income Fund Class K	(1,969,293)	1,633,939	—	57,365	3,623,716
	Total Mutual Funds (Cost $380,825,139)	$(7,393,648)	$(5,733,166)	$—	$2,411,684	$365,148,240

	Total Investments in Affiliated Issuers — 99.6% (Cost $380,825,139)	$(7,393,648)	$(5,733,166)	$—	$2,411,684	$365,148,240
	OTHER ASSETS AND LIABILITIES — 0.0%†					$4,360
	net assets — 100.0%					$366,750,180

(a)	Rate periodically changes. Rate disclosed is the 7-day yield at October 31, 2022.
*	Affiliated funds managed by Amundi Asset Management US, Inc. (the “Adviser”).
†	Amount rounds to less than 0.1%.
Pioneer Solutions- Balanced Fund |  | 10/31/222

Schedule of Investments  |  10/31/22
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of October 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,597,580	$—	$—	$1,597,580
Affiliated Funds	365,148,240	—	—	365,148,240
Total Investments in Securities	$366,745,820	$—	$—	$366,745,820
During the period ended October 31, 2022, there were no transfers in or out of Level 3.
3Pioneer Solutions- Balanced Fund |  | 10/31/22